Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,897	$ 12,691	$ 52,805	$ 38,027
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,533	11,761	40,899	35,739
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,364	$ 930	$ 11,906	$ 2,288